Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Sep. 30, 2024	Sep. 30, 2023
ASSETS
Cash and cash equivalents		$ 5,780	$ 8,941,225
Amount due from inter-companies, current		65,713,910	57,962,509
Total assets		65,719,690	66,903,734
LIABILITIES
Deficit of investment in subsidiaries		6,029,363	2,192,132
Accrued expenses and other payables		1,123,038	1,319,130
Total liabilities		7,152,401	3,511,262
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of $0.04 per share; 12,500,000 shares and 100,000,000 shares authorized as of September 30, 2023 and 2024; 2,552,576 and 2,675,172 shares issued and outstanding as of September 30, 2023 and 2024, respectively)	[1]	107,007	102,103
Subscription receivable		(7,800)	(7,800)
Additional paid-in capital		82,176,550	81,801,967
Accumulated deficit		(21,721,877)	(14,437,085)
Accumulated other comprehensive loss		(1,986,591)	(4,066,713)
Total equity		58,567,289	63,392,472
Total liabilities and equity		$ 65,719,690	$ 66,903,734

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).